Consolidated Balance Sheets	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Current assets
Cash	$ 25,217,011	$ 3,212,399	$ 8,406,293
Accounts receivable, net	9,317,347	1,186,938	17,130,587
Prepayment, deposits and other receivables	968,702	123,403	345,756
Prepaid tax	282,054	35,931	168,199
Total current assets	35,785,114	4,558,671	26,050,835
Non-current assets
Property and equipment, net	1,472,012	187,520	677,094
Long-term investments	17,355,709	2,210,947
Deferred tax assets	728,286	92,777
Intangible assets, net	12,288,998	1,565,497
Goodwill	6,101,447	777,264
Deferred IPO costs			5,587,622
Total non-current assets	37,946,452	4,834,005	6,264,716
Total assets	73,731,566	9,392,676	32,315,551
Current liabilities
Accrued expenses and other payables	8,029,713	1,022,906	3,542,000
Amount due to a director	335	43	39,591
Tax payables	24,869	3,168
Contract liabilities	2,257,424	287,574	1,739,130
Total current liabilities	10,416,550	1,326,966	18,161,460
Non-current liability
Employee benefits	11,095	1,413
Total non-current liability	11,095	1,413
Total liabilities	10,427,645	1,328,379	18,161,460
Commitment and contingencies
Shareholders’ equity
Ordinary shares			7,766
Shares subscription receivable			(7,666)
Additional paid-in capital	54,979,300	7,003,822
Retained earnings	8,315,736	1,059,343	14,153,991
Total shareholders’ equity	63,303,921	8,064,297	14,154,091
Total liabilities and shareholders’ equity	73,731,566	9,392,676	32,315,551
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares	6,633	845
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares	2,252	287
Third Parties
Current liabilities
Account payables - third parties	30,000	3,822	12,838,317
Related Party
Current liabilities
Account payables - related party	71,500	9,108
Amount due to a related party	$ 2,709	$ 345	$ 2,422